Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Expenses [Abstract]
Revenue	$ 263,893	$ 231,321	$ 185,139
Cost of revenue	130,622	104,195	95,364
Gross profit	133,271	127,126	89,775
Research and development	43,208	27,900	21,765
Sales and marketing	78,407	50,552	45,176
General and administrative	60,392	57,548	49,509
Total operating expenses	182,007	136,000	116,450
Operating loss	(48,736)	(8,874)	(26,675)
Interest expense	(12,712)	(14,578)	(16,889)
Other income (expense), net	58	(1,225)	1,431
Loss on extinguishment of long-term debt	0	(23,203)	(325)
Interest and other expense, net	(12,654)	(39,006)	(15,783)
Loss from continuing operations before income taxes	(61,390)	(47,880)	(42,458)
Income tax expense	(212)	(60)	(22)
Net loss from continuing operations	(61,602)	(47,940)	(42,480)
Loss from discontinued operations, net of tax ($79, $82 and $78 for years ended December 31, 2015, 2014 and 2013, respectively)	(11,918)	(3,560)	(2,494)
Net loss	$ (73,520)	$ (51,500)	$ (44,974)
Net loss per share basic and diluted
Net loss from continuing operations per share basic and diluted (in dollars per share)	$ (1.08)	$ (0.86)	$ (0.78)
Net loss from discontinued operations per share basic and diluted (in dollars per share)	$ (0.21)	$ (0.06)	$ (0.05)
Weighted-average number of shares used in calculating net loss per share (in shares)	56,785,646	55,628,542	54,010,887